Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 23,034	$ 35,325	$ 72,173	$ 101,704	$ 133,246
Gross profit	5,730	14,821	23,733	37,387	47,552
Unallocated corporate expenses	(6,534)	(7,058)	(21,127)	(20,799)	(28,315)
Finance income (expenses), net	(41)	(580)	173	67	(672)
Income before taxes on income	(845)	7,183	2,779	16,655	18,565
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	17,123	29,691	57,316	77,633	100,916
Gross profit	5,045	13,755	21,711	33,816	43,166
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	5,911	5,634	14,857	24,071	32,330
Gross profit	$ 685	$ 1,066	$ 2,022	$ 3,571	$ 4,386